Federated Hermes International Growth Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.8%
		Argentina—2.6%
1,604	[1]	Mercadolibre, Inc.	$ 3,105,665
		Australia—1.2%
84,180		Northern Star Resources Ltd.	1,406,932
		Belgium—3.6%
3,463	[1]	Argenx SE, ADR	3,572,639
3,270		UCB SA	818,191
		TOTAL	4,390,830
		Brazil—4.0%
11,973		Embraer SA, ADR	856,788
116,708		Itau Unibanco Holding SA, ADR	888,148
211,958	[1]	NU Holdings Ltd./Cayman Islands	3,083,989
		TOTAL	4,828,925
		Canada—4.5%
19,292		Cameco Corp.	1,905,278
2,614	[1]	Celestica, Inc.	782,632
54,484	[1]	First Quantum Minerals Ltd.	1,812,268
73,768		Whitecap Resources, Inc.	955,931
		TOTAL	5,456,109
		Chile—1.6%
22,934		Antofagasta PLC	1,244,762
142,494		Embotelladora Andina S.A.	691,607
		TOTAL	1,936,369
		China—5.9%
7,345		Alibaba Group Holding Ltd., ADR	837,477
19,600		Contemporary Amperex Technology Co. Ltd.	1,059,105
166,800		KE Holdings, Inc.	956,677
87,200	[1]	Shanghai Biren Technology Co. Ltd.	513,969
15,900	[1]	Suzhou Dongshan Precision Manufacturing Co. Ltd.	464,754
40,844		Tencent Holdings Ltd.	2,346,295
194,000		Zijin Mining Group Co. Ltd.	910,939
		TOTAL	7,089,216
		Colombia—0.5%
5,938		Grupo Cibest SA, ADR	570,761
		Denmark—0.8%
30,323	[1,2]	Genmab A/S, ADR	1,005,511
		Egypt—0.5%
225,111		Commercial International Bank Egypt	603,751
		France—2.7%
5,227		Gaztransport Et Technigaz	1,278,018
887		L’Oreal SA	396,326
1,463	[1]	L’Oreal SA-PF	653,693
2,847		Schneider Electric SA	973,280
		TOTAL	3,301,317
		Germany—3.2%
23,779		Infineon Technologies AG	1,555,476
870		Rational AG	637,067

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
7,629		SAP SE, ADR	$ 1,685,170
		TOTAL	3,877,713
		Hong Kong—0.7%
53,200		AIA Group Ltd.	516,482
17,633	[1]	Zijin Gold International Company Ltd.	340,273
		TOTAL	856,755
		India—2.0%
51,116		Max Healthcare Institute Ltd.	559,456
62,505	[1]	PB Fintech Ltd.	1,227,762
94,450	[1]	Zinka Logistics Solutions Ltd.	587,826
		TOTAL	2,375,044
		Italy—1.2%
39,727	[1]	Fincantieri SpA	575,776
6,415		Prysmian SpA	894,944
		TOTAL	1,470,720
		Japan—12.7%
32,600		Ajinomoto Co., Inc.	1,096,407
23,700		Fujikura Ltd.	813,923
55,400		Hitachi Ltd.	1,883,487
6,341		Hoya Corp.	972,262
4,617		Keyence Corp.	2,404,004
30,300		Mitsubishi Heavy Industries Ltd.	736,324
84,625	[2]	Mitsubishi UFJ Financial Group, Inc., ADR	1,925,219
37,300	[1]	QPS Holdings, Inc.	417,240
191,200		Resona Holdings, Inc.	3,012,765
5,700		Tokyo Electron Ltd.	1,993,253
		TOTAL	15,254,884
		Netherlands—3.9%
2,516		ASML Holding N.V., ADR	4,267,161
1,740		BE Semiconductor Industries N.V.	394,673
		TOTAL	4,661,834
		Norway—0.9%
30,351		Kongsberg Gruppen ASA	1,031,505
		Poland—0.5%
20,059		Powszechna Kasa Oszczednosci Bank Polski SA	613,005
		Singapore—1.6%
19,900		DBS Group Holdings Ltd.	1,210,995
80,000		Singapore Technologies Engineering Ltd.	677,965
		TOTAL	1,888,960
		South Africa—2.6%
2,789		Capitec Bank Holdings Ltd.	804,987
49,155		Gold Fields Ltd.	2,274,440
		TOTAL	3,079,427
		South Korea—8.2%
3,812	[1]	APR Corp./Korea	1,292,578
1,962		Samsung Electro-Mechanics Co. Ltd.	2,085,718
20,362		Samsung Electronics Co. Ltd.	3,834,365
634		Samyang Foods Co. Ltd.	709,012
11,621	[1,2]	SK Hynix, Inc., ADR	1,912,584
		TOTAL	9,834,257

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—3.6%
18,898		Arteche Lantegi Elkartea SA	$ 638,696
136,841		CaixaBank SA	2,089,978
23,667		Industria de Diseno Textil SA	1,591,623
		TOTAL	4,320,297
		Sweden—4.5%
26,359		Epiroc AB	727,727
53,748		MilDef Group AB	1,293,737
2,329	[1]	Spotify Technology SA	1,266,091
34,539	[1]	Swedish Orphan Biovitrum AB	1,621,727
18,637	[1]	Xvivo Perfusion AB	513,219
		TOTAL	5,422,501
		Switzerland—4.0%
3,412		Galderma Group AG	707,337
3,623		Inficon Holding AG	744,929
1,019		Lonza Group AG	726,771
5,822		Nestle S.A.	565,865
7,207		Novartis AG, ADR	1,095,896
3,953		Sika AG	936,566
		TOTAL	4,777,364
		Taiwan—13.0%
7,000		Accton Technology Corp.	450,579
58,000		Ase Technology Holding Co. Ltd.	1,068,137
6,736		ASPEED Technology, Inc.	3,394,293
11,000		MediaTek, Inc.	1,352,716
125,000		Taiwan Semiconductor Manufacturing Co. Ltd	9,441,058
		TOTAL	15,706,783
		Thailand—0.6%
1,694	[1]	Fabrinet	699,503
		Turkey—0.5%
76,141		Aselsan Elektronik Sanayi Ve Ticaret A.S.	609,230
		United Arab Emirates—0.5%
374,448		ADNOC Drilling Co. PJSC	591,214
		United Kingdom—3.7%
12,639		AstraZeneca PLC	2,049,161
34,641		Compass Group PLC	1,058,248
16,922		TechnipFMC PLC	1,322,454
		TOTAL	4,429,863
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,512,433)	115,196,245
		INVESTMENT COMPANY—6.7%
8,091,417		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $8,091,417)	8,091,417
		TOTAL INVESTMENT IN SECURITIES—102.5% (IDENTIFIED COST $71,603,850)	123,287,662
		OTHER ASSETS AND LIABILITIES - NET—(2.5%)[4]	(2,958,487)
		NET ASSETS—100%	$120,329,175

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 5/31/2026	$4,081,615
Purchases at Cost	$38,022,249
Proceeds from Sales	$(34,012,447)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$8,091,417
Shares Held as of 8/31/2026	8,091,417
Dividend Income	$44,934

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$3,668,808	$3,756,509

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$32,832,127	$82,364,118	$0	$115,196,245
Investment Company	8,091,417	—	—	8,091,417
TOTAL SECURITIES	$40,923,544	$82,364,118	$0	$123,287,662

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt